Annual Total Returns (dei_DocumentInformationDocumentAxis, Class R6)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Bar Chart Table:
Annual Return 2003	11.89%
Annual Return 2004	5.53%
Annual Return 2005	2.76%
Annual Return 2006	5.67%
Annual Return 2007	6.14%
Annual Return 2008	(3.17%)
Annual Return 2009	9.69%
Annual Return 2010	7.99%
Annual Return 2011	4.86%
Annual Return 2012	4.99%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	15.99%
Annual Return 2004	7.01%
Annual Return 2005	3.44%
Annual Return 2006	7.54%
Annual Return 2007	7.10%
Annual Return 2008	(10.75%)
Annual Return 2009	12.76%
Annual Return 2010	9.19%
Annual Return 2011	4.06%
Annual Return 2012	6.06%
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(16.35%)
Annual Return 2009	15.95%
Annual Return 2010	10.35%
Annual Return 2011	3.05%
Annual Return 2012	7.29%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	20.01%
Annual Return 2004	8.81%
Annual Return 2005	4.87%
Annual Return 2006	11.24%
Annual Return 2007	7.55%
Annual Return 2008	(21.92%)
Annual Return 2009	19.65%
Annual Return 2010	11.81%
Annual Return 2011	1.63%
Annual Return 2012	8.94%
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(26.70%)
Annual Return 2009	23.80%
Annual Return 2010	13.53%
Annual Return 2011	0.23%
Annual Return 2012	10.68%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	23.75%
Annual Return 2004	10.38%
Annual Return 2005	5.71%
Annual Return 2006	13.33%
Annual Return 2007	7.84%
Annual Return 2008	(31.38%)
Annual Return 2009	27.99%
Annual Return 2010	15.00%
Annual Return 2011	(1.37%)
Annual Return 2012	12.26%
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.05%)
Annual Return 2009	31.51%
Annual Return 2010	16.09%
Annual Return 2011	(2.76%)
Annual Return 2012	13.72%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	27.49%
Annual Return 2004	11.64%
Annual Return 2005	6.55%
Annual Return 2006	15.19%
Annual Return 2007	7.98%
Annual Return 2008	(36.06%)
Annual Return 2009	33.03%
Annual Return 2010	16.97%
Annual Return 2011	(3.75%)
Annual Return 2012	14.70%
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.50%)
Annual Return 2009	33.21%
Annual Return 2010	17.07%
Annual Return 2011	(4.06%)
Annual Return 2012	15.03%
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.78%)
Annual Return 2009	33.34%
Annual Return 2010	17.25%
Annual Return 2011	(4.07%)
Annual Return 2012	15.12%
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009
Annual Return 2010
Annual Return 2011
Annual Return 2012	15.15%